SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		12 Months Ended			24 Months Ended
	Oct. 20, 2015	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares reserved for further issuance	10.00%
Grant period	10 years
Exercise period	10 years
Options granted		0			0
Options granted, weighted average exercise price per share		$ 0			$ 12
Options forfeited		0		1,190,000	1,190,000
Share-based Compensation		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		0		80,000	80,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value on date of grant	100.00%
Shareholders Voting Power Exceeds Ten Percent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	5 years
Shareholders Voting Power Exceeds Ten Percent [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value on date of grant	110.00%